Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Net (loss) for the period	€ (147,693)	€ (114,531)	€ (44,674)
Reconciliation of the net (loss) and the cash used for operating activities:
Amortization and provision	2,926	1,349	1,073
Retirement pension obligations	230	115	125
Expenses related to share-based payments	30,781	34,353	10,419
Other elements	130	147	296
Operating cash flows before change in working capital	(113,626)	(78,566)	(32,761)
Inventories			124
Customer accounts receivable	3	(1,250)	136
Other current assets	(3,458)	(2,931)	(4,870)
Supplier accounts payable	3,333	3,645	8,236
Other current and non-current liabilities	(566)	19,564	2,372
Change in working capital requirement	(687)	19,028	5,998
Net cash flow used in operating activities	(114,314)	(59,538)	(26,763)
Cash flows used in investing activities:
Acquisitions of property, plant, and equipment	(7,246)	(7,992)	(4,360)
Acquisitions of intangible assets	(299)	(215)	(148)
Acquisitions of non-current financial assets	(289)	(93)	(839)
Net cash flows used in investing activities	(7,834)	(8,300)	(5,347)
Cash flows provided by financing activities:
Increase in conditional advances			865
(Decrease) in conditional advances	(578)	(275)	(192)
Treasury shares	(25)	(54)	(175)
Capital increases, net of transaction costs	861	2,016	240,538
Other cash flows related to financing activities	28	(21)	(21)
Net cash flows provided by financing activities	286	1,666	241,014
(Decrease) / Increase in cash	(121,863)	(66,172)	208,904
Net Cash and cash equivalents at the beginning of the period	256,473	323,381	114,555
Impact of exchange rate fluctuations	3,269	(735)	(78)
Net cash and cash equivalents at the close of the period	€ 137,880	€ 256,473	€ 323,381